UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Municipal Income Fund

July 31, 2017

HIM-QTLY-0917
1.804870.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Alabama - 0.2%
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,105,610
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,051,670

TOTAL ALABAMA		2,157,280

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,600,000	2,961,738
Arizona - 1.5%
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	1,925,000	2,242,490
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,046,640
5.25% 10/1/21 (FSA Insured)	850,000	925,310
5.25% 10/1/26 (FSA Insured)	500,000	543,735
5.25% 10/1/28 (FSA Insured)	1,600,000	1,739,248
Glendale Excise Tax Rev. Series 2017, 5% 7/1/28	2,755,000	3,302,308
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (a)	155,000	153,948
6% 1/1/48 (a)	555,000	557,337
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	759,451
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	5,000,000	5,779,750
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	585,655
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,228,140
5.25% 12/1/22	1,500,000	1,736,130
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	224,102

TOTAL ARIZONA		20,824,244

California - 8.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (b)	1,980,000	2,090,345
Series B, 2.85%, tender 4/1/25 (b)	1,620,000	1,704,775
Series C, 2.1%, tender 4/1/22 (b)	1,510,000	1,545,787
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,071
Series 2016, 5% 9/1/29	630,000	765,752
5% 8/1/29	1,590,000	1,931,246
5% 9/1/31	1,440,000	1,732,018
5.25% 12/1/33	20,000	20,060
5.25% 4/1/35	2,200,000	2,565,706
5.25% 3/1/38	1,280,000	1,308,467
5.25% 11/1/40	700,000	783,517
5.5% 8/1/30	2,000,000	2,086,600
5.5% 3/1/40	1,000,000	1,105,580
5.6% 3/1/36	400,000	443,784
6% 4/1/38	5,300,000	5,727,127
6% 11/1/39	9,570,000	10,602,029
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,157,580
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	26,607
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,833,224
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,615,760
5% 11/1/21	1,760,000	1,777,160
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,003,080
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	3,190,000	3,682,983
Series 2012 G, 5% 11/1/24	650,000	761,092
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	600,000	661,998
Series 2009 I, 6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	400,000	446,232
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	1,000,000	1,120,570
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	520,000	508,092
5% 5/15/29	1,250,000	1,444,863
5% 5/15/30	1,000,000	1,147,550
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A, 5% 6/1/33	1,500,000	1,830,765
Series 2017 B, 5% 6/1/33	3,940,000	4,808,809
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,125,773
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21	465,000	520,154
5% 6/1/22	650,000	740,584
5% 6/1/23	745,000	859,812
5% 6/1/24	420,000	490,686
Long Beach Unified School District Series 2009, 5.5% 8/1/29	60,000	65,256
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/32 (c)	1,830,000	2,136,836
5% 5/15/33 (c)	1,620,000	1,883,412
5% 5/15/46 (c)	6,400,000	7,312,576
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,674,589
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,074,720
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,003,140
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,811,975
Palomar Health Rev. Series 2016, 5% 11/1/31	1,000,000	1,117,550
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	599,640
Series B, 0% 8/1/39	3,700,000	1,627,186
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,176,840
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	602,104
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,585,946
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,071,780
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,555,740
San Diego Unified School District Series 2008 E, 0% 7/1/47 (d)	1,300,000	797,602
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (c)	2,200,000	2,466,750
San Jose Int'l. Arpt. Rev. Series 2017 A:
5% 3/1/20 (c)	2,080,000	2,278,349
5% 3/1/23 (c)	1,500,000	1,766,700
5% 3/1/24 (c)	1,700,000	2,030,191
5% 3/1/26 (c)	1,750,000	2,128,053
San Marcos Unified School District Series 2010 B, 0% 8/1/47	8,365,000	2,534,093
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	960,900
Univ. of California Revs. Series 2017 AV:
5% 5/15/36	675,000	808,313
5.25% 5/15/42	3,375,000	4,097,520
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,209,250
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,188,583
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000,000	2,330,380

TOTAL CALIFORNIA		117,892,212

Colorado - 0.9%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/36	1,300,000	1,332,838
5% 9/1/46	1,300,000	1,456,936
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,150,272
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,050,500
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (b)	2,155,000	2,273,417
Series 2017C-2, 5%, tender 3/1/22 (b)	1,615,000	1,837,079
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,418,220
Series 2010 C, 5.25% 9/1/25	1,000,000	1,102,830

TOTAL COLORADO		12,622,092

Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	1,520,000	1,525,624
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	2,190,000	2,223,660
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/20 (FSA Insured)	1,000,000	1,099,960

TOTAL CONNECTICUT		4,849,244

District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series 2017 A:
5% 6/1/33	900,000	1,082,772
5% 6/1/34	1,300,000	1,557,777
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	537,605
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	1,450,000	1,696,399
Series 2014 A, 5% 10/1/23 (c)	1,990,000	2,362,309
Series 2017 A:
5% 10/1/28 (c)	2,785,000	3,381,185
5% 10/1/29 (c)	1,200,000	1,443,792
5% 10/1/30 (c)	1,050,000	1,254,047
5% 10/1/31 (c)	1,450,000	1,723,296
5% 10/1/42 (c)	1,000,000	1,154,110
5% 10/1/47 (c)	1,300,000	1,493,050

TOTAL DISTRICT OF COLUMBIA		17,686,342

Florida - 10.8%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	896,888
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	965,000	1,124,293
Series 2012 P-2, 5% 10/1/21	685,000	785,825
Series A:
5% 10/1/23 (c)	1,425,000	1,684,293
5% 10/1/28 (c)	500,000	577,765
5% 10/1/31 (c)	1,000,000	1,136,810
5% 10/1/32 (c)	400,000	452,872
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670,000	807,799
Series 2012 A, 5% 7/1/24	4,400,000	5,085,784
Series 2015 A:
5% 7/1/24	325,000	392,061
5% 7/1/26	1,200,000	1,451,436
5% 7/1/27	1,000,000	1,197,450
Series 2015 B, 5% 7/1/24	815,000	983,167
Series 2016, 5% 7/1/32	430,000	505,994
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,937,293
Duval County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/28	2,060,000	2,430,779
Series 2016 A:
5% 7/1/31	1,305,000	1,524,397
5% 7/1/33	1,340,000	1,550,434
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5.5% 6/1/38	400,000	418,900
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,115,410
Series 2015 C, 5% 10/1/40	1,000,000	1,088,600
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	416,500
5% 10/1/31	380,000	450,163
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	692,610
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	500,000	555,860
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/20 (c)	200,000	222,446
5% 10/1/21 (c)	1,545,000	1,760,296
5% 10/1/22 (c)	1,000,000	1,163,450
5% 10/1/23 (c)	2,545,000	3,006,459
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	219,793
5% 6/1/24	275,000	325,666
5% 6/1/26	250,000	294,175
5% 6/1/46	425,000	461,329
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,222,740
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,148,140
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/30 (e)	865,000	1,032,481
5% 8/15/36 (e)	1,000,000	1,164,170
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,157,550
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	685,500
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,050,000	1,182,741
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,671,870
Series 2010, 5.5% 10/1/30	760,000	855,251
Series 2012 A:
5% 10/1/21 (c)	1,900,000	2,168,888
5% 10/1/22 (c)	1,000,000	1,167,220
5% 10/1/31 (c)	1,500,000	1,698,330
Series 2014 A:
5% 10/1/28 (c)	1,000,000	1,162,240
5% 10/1/36 (c)	3,100,000	3,498,877
5% 10/1/37	1,825,000	2,073,675
Series 2015 A, 5% 10/1/35 (c)	2,100,000	2,375,982
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	870,578
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	558,680
Series 2014 B, 5% 7/1/28	1,000,000	1,172,990
Series A:
5% 7/1/32	4,300,000	5,037,665
5% 7/1/33	3,650,000	4,257,397
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	923,122
5% 5/1/29	4,075,000	4,735,150
Series 2015 B:
5% 5/1/27	4,650,000	5,503,229
5% 5/1/28	2,530,000	2,966,906
Series 2016 A, 5% 5/1/30	3,620,000	4,249,084
Series 2016 B, 5% 8/1/26	1,595,000	1,953,269
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	339,492
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,757,520
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	623,772
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,582,560
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	2,350,000	2,531,726
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,769,025
Series 2016 C, 5% 8/1/33	3,770,000	4,412,370
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/34 (c)	4,505,000	5,083,262
5% 10/1/35 (c)	4,745,000	5,342,111
5% 10/1/36 (c)	4,980,000	5,594,134
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	554,905
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/22	2,000,000	2,342,980
Series 2015 D:
5% 8/1/28	680,000	809,547
5% 8/1/29	2,330,000	2,753,431
5% 8/1/30	2,405,000	2,821,113
5% 8/1/31	2,415,000	2,817,653
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	1,500,000	1,815,045
5% 10/1/29	1,000,000	1,191,000
5% 10/1/32	1,165,000	1,362,817
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,485,078
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,195,062
Series 2015 A, 5% 12/1/40	300,000	324,795
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	471,455
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,178,530
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	404,559

TOTAL FLORIDA		148,774,664

Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	1,120,000	1,123,438
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,030,667
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,686,546
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,532,062
6.125% 9/1/40	2,385,000	2,590,778
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,056,815
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,685,775
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/30	800,000	901,352
5% 4/1/44	3,815,000	4,161,669
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	2,600,000	2,765,776
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,173,710

TOTAL GEORGIA		21,708,588

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	5,370,000	6,036,739
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	1,700,000	2,041,037
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (c)	1,575,000	1,826,134

TOTAL HAWAII		9,903,910

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,275,960
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	427,680
Series 2015 ID, 5% 12/1/24	1,000,000	1,208,820

TOTAL IDAHO		2,912,460

Illinois - 16.8%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	960,230
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	513,799
Series 2008 C:
5.25% 12/1/23	360,000	339,772
5.25% 12/1/24	245,000	229,244
Series 2010 F, 5% 12/1/20	195,000	188,101
Series 2011 A:
5% 12/1/41	2,190,000	1,883,969
5.25% 12/1/41	605,000	526,411
Series 2012 A, 5% 12/1/42	1,415,000	1,217,042
Series 2015 C, 5.25% 12/1/39	300,000	260,874
Series 2016 B, 6.5% 12/1/46	150,000	148,625
Series 2017 A, 7% 12/1/46 (a)	600,000	614,532
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/28 (c)	4,200,000	4,757,172
Series 2016 A, 5% 1/1/28 (c)	2,000,000	2,301,780
Series 2016 B:
5% 1/1/36	400,000	455,244
5% 1/1/37	500,000	568,265
5% 1/1/46	2,175,000	2,449,681
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	2,335,000	2,754,249
Series 2012 A, 5% 1/1/22 (c)	1,140,000	1,301,812
Series 2013 D, 5% 1/1/27	2,200,000	2,529,538
Series 2015 A:
5% 1/1/25 (c)	905,000	1,074,000
5% 1/1/31 (c)	1,040,000	1,187,659
5% 1/1/32 (c)	2,100,000	2,386,146
Series 2015 C, 5% 1/1/24 (c)	1,435,000	1,689,971
Series 2016 B, 5% 1/1/34	1,200,000	1,385,892
Series 2016 C:
5% 1/1/33	540,000	626,713
5% 1/1/34	625,000	721,819
Series 2016 G, 5% 1/1/42 (c)	700,000	787,738
Series 2017 B, 5% 1/1/35	400,000	462,676
Series 2017 C:
5% 1/1/30	600,000	715,098
5% 1/1/31	600,000	709,620
5% 1/1/32	650,000	764,634
Series 2017 D:
5% 1/1/28 (c)	595,000	706,961
5% 1/1/29 (c)	1,075,000	1,261,674
5% 1/1/34 (c)	800,000	910,624
5% 1/1/35 (c)	600,000	681,402
5% 1/1/36 (c)	730,000	827,148
5% 1/1/37 (c)	400,000	452,540
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	5,000,000	5,503,300
Series 2017, 5% 12/1/46	700,000	767,725
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22 (e)	405,000	461,433
5% 6/1/23 (e)	360,000	416,218
5% 6/1/24 (e)	305,000	356,914
5% 6/1/25 (e)	305,000	359,613
5% 6/1/26 (e)	245,000	290,514
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	647,969
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	389,801
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,107,150
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,300
Series 2010 A:
5.25% 11/15/22	690,000	756,054
5.25% 11/15/33	3,250,000	3,472,690
Series 2012 C, 5% 11/15/24	1,700,000	1,899,240
Series 2016 A:
5% 11/15/27	1,560,000	1,770,491
5% 11/15/28	1,900,000	2,138,564
5% 11/15/30	1,000,000	1,110,430
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	900,000	1,057,608
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,686,144
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,068,740
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,288,140
(Depaul Univ. Proj.) Series 2016 A:
5% 10/1/30	1,000,000	1,168,730
5% 10/1/35	2,000,000	2,288,940
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,507,400
5.375% 5/15/30	1,110,000	1,211,210
(Presence Health Proj.) Series 2016 C:
5% 2/15/25	230,000	260,146
5% 2/15/26	600,000	681,042
5% 2/15/29	605,000	673,347
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	2,700,000	3,051,162
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	500,000	556,815
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	705,000	773,138
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,058,006
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	360,171
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,189,947
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (b)	440,000	443,903
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	700,000	754,138
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	545,000	604,165
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	360,000	401,324
Series 2012 A:
5% 5/15/20	500,000	546,660
5% 5/15/23	300,000	341,145
Series 2012:
4% 9/1/32	1,315,000	1,323,377
5% 9/1/32	1,900,000	2,026,920
5% 9/1/38	2,300,000	2,418,680
5% 11/15/43	820,000	880,869
Series 2013:
5% 11/15/24	500,000	573,215
5% 11/15/27	100,000	112,350
5% 5/15/43	1,700,000	1,805,162
Series 2015 A:
5% 11/15/21	600,000	684,648
5% 11/15/45	455,000	495,490
Series 2015 C:
5% 8/15/35	1,035,000	1,130,758
5% 8/15/44	5,600,000	6,045,312
Series 2016 A:
5% 8/15/22	1,000,000	1,118,540
5% 7/1/24	1,395,000	1,645,110
5% 7/1/31	510,000	580,247
5% 7/1/33	650,000	732,550
5% 7/1/34	400,000	449,488
5% 8/15/35	510,000	556,420
5% 8/15/36	2,035,000	2,215,342
5.25% 8/15/31	600,000	679,224
Series 2016 B, 5% 8/15/32	5,000,000	5,796,750
Series 2016 C:
4% 2/15/36	1,040,000	990,174
5% 2/15/30	3,000,000	3,315,960
5% 2/15/31	400,000	439,760
5% 2/15/41	1,800,000	1,919,430
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,036,270
5.5% 1/1/31	1,400,000	1,556,198
Series 2010:
5% 1/1/18	1,900,000	1,924,434
5% 1/1/21 (FSA Insured)	500,000	528,580
5% 1/1/23 (FSA Insured)	1,300,000	1,372,124
Series 2012 A, 4% 1/1/23	505,000	521,488
Series 2012:
5% 8/1/19	465,000	488,036
5% 8/1/21	400,000	429,748
5% 3/1/23	1,000,000	1,077,380
5% 8/1/23	700,000	767,032
5% 3/1/28	220,000	230,520
Series 2013:
5% 1/1/22	2,925,000	3,057,941
5.5% 7/1/24	1,000,000	1,114,970
5.5% 7/1/25	975,000	1,076,634
Series 2014:
5% 2/1/22	1,060,000	1,146,666
5% 4/1/28	200,000	213,390
5% 5/1/32	500,000	522,950
5.25% 2/1/29	1,600,000	1,719,072
5.25% 2/1/30	1,300,000	1,388,296
5.25% 2/1/31	435,000	462,248
Series 2016:
5% 11/1/20	935,000	1,000,731
5% 2/1/23	360,000	393,170
5% 2/1/24	1,995,000	2,194,241
5% 6/1/25	1,515,000	1,672,636
5% 11/1/25	600,000	662,586
5% 6/1/26	210,000	231,055
5% 2/1/27	1,490,000	1,641,384
5% 2/1/28	1,200,000	1,309,872
5% 2/1/29	1,125,000	1,218,690
5% 2/1/26	415,000	448,129
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,054,000
5.25% 5/15/32 (FSA Insured)	360,000	369,720
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/26	7,545,000	8,952,218
5% 2/1/31	795,000	907,270
Illinois Sales Tax Rev.:
Series 2016 A:
4% 6/15/30	1,760,000	1,818,379
4% 6/15/32	400,000	408,684
Series 2016 D, 4% 6/15/30	3,120,000	3,223,490
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	700,000	795,816
5% 1/1/40	2,300,000	2,604,451
Series 2015 B, 5% 1/1/40	1,300,000	1,466,218
Series 2016 A:
5% 12/1/31	400,000	464,232
5% 12/1/32	2,400,000	2,769,864
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,923,720
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	899,661
6.5% 1/1/20 (AMBAC Insured)	385,000	430,118
6.5% 1/1/20 (Escrowed to Maturity)	650,000	734,448
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	3,771,960
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,673,831
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	681,768
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,559,560
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	848,010
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,429,670
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	475,124
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,696,598
0% 6/15/44 (FSA Insured)	4,700,000	1,433,124
0% 6/15/45 (FSA Insured)	2,600,000	756,444
0% 6/15/47 (FSA Insured)	2,085,000	551,920
Series 2012 B, 0% 12/15/51	1,900,000	270,807
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,115,553
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,452,749
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,730,000	2,860,531
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,540,000	730,607
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,011,700
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,521,072
Series 2010 A:
5% 4/1/25	1,000,000	1,078,690
5.25% 4/1/30	1,000,000	1,083,520
Series 2013:
6% 10/1/42	900,000	1,036,053
6.25% 10/1/38	900,000	1,054,539
Will County Cmnty. Unit School District #365-U:
Series 2012, 0% 11/1/25	790,000	625,103
0% 11/1/19 (Escrowed to Maturity)	790,000	768,038
0% 11/1/19 (FSA Insured)	5,085,000	4,906,313

TOTAL ILLINOIS		231,341,902

Indiana - 1.9%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,076,680
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,156,560
Series 2012:
5% 3/1/30	675,000	735,345
5% 3/1/41	1,290,000	1,397,831
Series 2015 A, 5.25% 2/1/32	1,040,000	1,227,086
Series 2016:
5% 9/1/23	450,000	525,209
5% 9/1/26	225,000	268,209
5% 9/1/27	650,000	778,310
5% 9/1/29	500,000	587,625
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	466,028
Series 2015 A:
5% 10/1/28	1,000,000	1,198,470
5% 10/1/45	4,340,000	4,955,499
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/34 (c)	1,000,000	1,031,780
5% 1/1/21 (c)	810,000	902,777
5% 1/1/22 (c)	1,590,000	1,814,969
5% 1/1/23 (c)	600,000	697,554
Purdue Univ. Ctfs. of Prtn. Series 2016 A, 5% 7/1/30	3,000,000	3,595,740
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Pre-Refunded to 10/1/19 @ 100)	2,695,000	2,967,357

TOTAL INDIANA		26,383,029

Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	1,200,000	1,311,432
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,880,000	3,402,058

TOTAL IOWA		4,713,490

Kansas - 0.6%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	585,000	687,556
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,090,019
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,251,490
Series 2016 A:
5% 9/1/40	1,400,000	1,587,684
5% 9/1/45	1,800,000	2,030,346

TOTAL KANSAS		8,647,095

Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/31	1,350,000	1,524,960
5% 8/15/37	1,000,000	1,097,570
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	583,275
5.75% 10/1/38	1,355,000	1,585,553

TOTAL KENTUCKY		4,791,358

Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	443,104
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	185,000	223,127
5% 12/15/26	1,000,000	1,210,380
5% 12/15/29	1,085,000	1,279,454
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,400,000	1,643,684
5% 1/1/30 (c)	2,335,000	2,683,335
5% 1/1/40 (c)	1,400,000	1,568,980
Series 2017 B:
5% 1/1/28 (c)	245,000	293,351
5% 1/1/34 (c)	215,000	247,927
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (c)	1,570,000	1,596,894
Series 2017 D2:
5% 1/1/31 (c)(e)	340,000	388,906
5% 1/1/33 (c)(e)	530,000	600,336

TOTAL LOUISIANA		12,179,478

Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	705,000	727,891
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	344,332
Series 2016 A:
4% 7/1/41	455,000	398,257
4% 7/1/46	600,000	512,016
5% 7/1/41	1,800,000	1,868,076
5% 7/1/46	5,090,000	5,256,087
Series 2017 D:
5.75% 7/1/38	165,000	171,687
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	605,000	631,275
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	774,446

TOTAL MAINE		10,684,067

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	200,135
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315,000	341,397
City of Westminster Series 2016:
5% 11/1/27	1,000,000	1,145,600
5% 11/1/31	1,245,000	1,399,716
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/41 (c)	1,815,000	2,032,709
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,038,250
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	900,000	970,272
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	130,000	132,441
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	500,000	564,025
Series 2016 A:
4% 7/1/42	275,000	277,871
5% 7/1/35	120,000	133,189

TOTAL MARYLAND		8,235,605

Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	310,000	359,281
5% 7/1/45	305,000	351,143
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	2,000,000	2,374,660
5% 7/1/38	3,240,000	3,840,793
5% 7/1/42	1,875,000	2,208,488
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,539,986
(Wentworth Institute of Technology Proj.) Series 2017, 5% 10/1/28	1,055,000	1,199,324
Series 2011 I, 6.75% 1/1/36	1,000,000	1,141,630
Series 2016 A, 5% 1/1/47	2,395,000	2,640,464
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (c)	1,985,000	1,978,370
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	445,000	505,720
Series 2016 B:
5% 7/1/31	470,000	563,746
5% 7/1/36	3,000,000	3,535,380
Series 2017 A:
5% 4/1/33	4,345,000	5,210,133
5% 4/1/36	525,000	623,621
5% 4/1/42	1,990,000	2,341,673
Series 2017 D:
5% 2/1/33	1,345,000	1,608,781
5% 2/1/34	2,455,000	2,927,391
5% 2/1/35	1,175,000	1,396,758
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,038,240
Massachusetts Port Auth. Rev.:
Series 2016 A, 5% 7/1/34	2,260,000	2,679,027
Series 2016 B:
4% 7/1/46 (c)	5,200,000	5,369,260
5% 7/1/43 (c)	3,185,000	3,615,771

TOTAL MASSACHUSETTS		49,049,640

Michigan - 2.0%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385,000	401,902
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,113,490
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,744,204
5% 5/1/20 (FSA Insured)	480,000	526,766
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	570,370
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000,000	5,872,800
Series 2016 I, 5% 4/15/24	295,000	354,531
5% 4/15/33	2,500,000	2,878,625
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,300,949
5% 6/1/21 (Escrowed to Maturity)	350,000	399,326
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	586,030
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,289,266
Series 2012, 5% 11/15/42	2,175,000	2,391,565
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (b)	1,855,000	1,881,322
2.4%, tender 3/15/23 (b)	1,395,000	1,439,514
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	466,533
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	85,600
Portage Pub. Schools Series 2016, 5% 11/1/33	1,130,000	1,302,641
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	646,710

TOTAL MICHIGAN		27,252,144

Minnesota - 0.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,681,609
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	500,000	531,945
4% 5/1/21	500,000	540,590
5% 5/1/25	800,000	943,696
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	1,500,000	1,789,830
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	896,689
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	165,883
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	25,000
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,195,000	1,374,262
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,745,408

TOTAL MINNESOTA		9,694,912

Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	205,350
3.25% 2/1/28	200,000	205,538
4% 2/1/40	100,000	102,268
5% 2/1/29	1,240,000	1,447,725
5% 2/1/36	400,000	453,448
5% 2/1/45	600,000	672,954

TOTAL MISSOURI		3,087,283

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.305% 12/1/17 (b)	555,000	554,412
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	741,421
Nebraska Pub. Pwr. District Rev.:
Series 2016 A, 5% 1/1/41	2,000,000	2,285,760
Series 2016 B, 5% 1/1/40	1,130,000	1,293,262
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	750,000	883,583
5% 12/15/23 (c)	750,000	898,230
5% 12/15/31 (c)	785,000	922,155
Series 2017 C, 5% 12/15/21 (c)	410,000	472,869

TOTAL NEBRASKA		8,051,692

Nevada - 1.4%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (c)	1,375,000	1,520,695
5% 7/1/21 (c)	1,370,000	1,556,498
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	1,960,000	2,167,682
5% 7/1/21 (c)	2,405,000	2,732,393
5% 7/1/22 (c)	2,250,000	2,614,523
5% 7/1/23 (c)	3,000,000	3,548,910
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,316,136

TOTAL NEVADA		19,456,837

New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,830,000	2,027,494
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (a)	100,000	99,766
6.125% 7/1/37 (a)	100,000	100,177
6.125% 7/1/52 (a)	120,000	119,052
6.25% 7/1/42 (a)	100,000	100,875
Series 2017 B, 4.125% 7/1/24 (a)	400,000	399,392
Series 2017 C, 3.5% 7/1/22 (a)	130,000	129,880
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	255,000	256,341
Series 2012:
4% 7/1/32	400,000	406,412
5% 7/1/27	500,000	546,290
Series 2016:
3% 10/1/20	110,000	114,657
4% 10/1/38	510,000	520,980
5% 10/1/22	1,055,000	1,191,749
5% 10/1/29	2,675,000	3,052,336
5% 10/1/38	1,200,000	1,328,076

TOTAL NEW HAMPSHIRE		10,393,477

New Jersey - 4.7%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,077,810
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,585,000	2,783,192
Series 2017 B:
5% 11/1/23	7,200,000	7,817,544
5% 11/1/24	2,800,000	3,016,384
Series 2009 AA:
5.5% 12/15/29	330,000	341,207
5.5% 12/15/29 (Pre-Refunded to 6/15/19 @ 100)	670,000	726,521
Series 2013 NN, 5% 3/1/27	11,810,000	12,467,325
Series 2013:
5% 3/1/23	3,270,000	3,559,689
5% 3/1/24	3,000,000	3,208,890
5% 3/1/25	300,000	319,173
Series 2015 XX, 5% 6/15/22	640,000	691,213
Series 2016 AAA, 5% 6/15/41	865,000	891,045
Series 2016 BBB:
5% 6/15/21	1,000,000	1,069,450
5% 6/15/22	1,620,000	1,749,632
5% 6/15/23	2,600,000	2,820,896
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25,000	26,731
New Jersey Edl. Facility Series 2016 A, 5% 7/1/31	1,000,000	1,119,640
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,700,000	1,787,295
Series 2016 A:
5% 7/1/20	500,000	545,025
5% 7/1/21	65,000	72,482
5% 7/1/22	65,000	73,914
5% 7/1/23	230,000	265,372
5% 7/1/24	180,000	209,761
5% 7/1/25	195,000	228,721
5% 7/1/26	65,000	76,543
5% 7/1/27	100,000	115,281
5% 7/1/28	365,000	429,506
5% 7/1/29	700,000	792,939
5% 7/1/30	275,000	309,249
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	444,500
Series 2010 D, 5.25% 12/15/23	6,295,000	6,967,810
Series 2014 AA, 5% 6/15/23	5,250,000	5,722,290
Series 2016 A:
5% 6/15/27	400,000	439,304
5% 6/15/29	1,650,000	1,779,740
Series 2016 A-2, 5% 6/15/23	1,050,000	1,168,136

TOTAL NEW JERSEY		65,114,210

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,171,500
New York - 5.3%
Dorm. Auth. New York Univ. Rev.:
Series 2017 4% 12/1/20 (a)	1,000,000	1,060,740
Series 2017:
4% 12/1/21 (a)	1,100,000	1,179,398
5% 12/1/22 (a)	1,700,000	1,922,496
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	1,075,000	1,230,854
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	1,625,000	1,886,154
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	3,400,000	3,849,038
New York City Gen. Oblig.:
Series 2009:
5.625% 4/1/29	25,000	26,883
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	255,000	274,686
Series 2012 A1, 5% 8/1/24	1,300,000	1,486,095
Series 2012 E, 5% 8/1/24	5,000,000	5,753,150
Series 2012 G1, 5% 4/1/25	2,500,000	2,887,575
Series 2014 J, 5% 8/1/23	1,425,000	1,709,900
Series 2015 C, 5% 8/1/27	700,000	843,318
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	2,100,000	2,168,019
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,523,840
Series 2013 CC, 5% 6/15/47	4,000,000	4,563,520
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,652,175
5.25% 1/15/39	1,000,000	1,060,280
Series 2009 S4:
5.5% 1/15/39	850,000	902,505
5.75% 1/15/39	1,600,000	1,706,960
Series 2015 S1, 5% 7/15/43	5,000,000	5,713,300
Series 2015 S2, 5% 7/15/35	1,770,000	2,069,148
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	510,000	587,240
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/34	1,100,000	1,162,271
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	1,830,000	2,209,139
5% 3/15/32	800,000	960,680
5% 3/15/34	1,300,000	1,548,274
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	1,400,000	1,565,648
Series 2012 D, 5% 11/15/25	4,600,000	5,419,858
Series 2014 B, 5% 11/15/44	1,500,000	1,697,580
Series 2015 A1, 5% 11/15/45	2,600,000	2,972,034
Series 2016, 6.5% 11/15/28	190,000	203,061
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	2,100,000	2,285,766
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,258,943
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,170,230

TOTAL NEW YORK		72,510,758

North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/29	1,000,000	1,226,120
5% 7/1/42	1,200,000	1,413,432
Series 2017 B:
5% 7/1/20 (c)	200,000	220,950
5% 7/1/21 (c)	210,000	238,501
5% 7/1/22 (c)	150,000	174,225
5% 7/1/23 (c)	165,000	195,089
5% 7/1/24 (c)	190,000	227,704
5% 7/1/25 (c)	100,000	121,035
5% 7/1/26 (c)	100,000	122,091
5% 7/1/27 (c)	195,000	239,093
5% 7/1/28 (c)	165,000	199,559
Series 2017 C:
4% 7/1/32	1,440,000	1,563,926
5% 7/1/28	1,035,000	1,282,417
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	856,328
5% 11/1/30 (FSA Insured)	1,275,000	1,322,698
North Carolina Med. Care Cmnty. Health Series 2017, 5% 10/1/33	560,000	660,677
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,736,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	285,000	299,982
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	755,591

TOTAL NORTH CAROLINA		12,855,418

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	803,955
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300,000	2,462,702

TOTAL NORTH DAKOTA		3,266,657

Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	1,500,000	1,683,690
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	1,900,000	2,155,113
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,307,460
Columbus City School District 5% 12/1/29	300,000	362,772
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,600,000	1,806,368
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	769,140
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	458,572
5.75% 8/15/38	165,000	171,763
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	876,024
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,433,652
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	850,000	897,422
5% 2/15/44	1,100,000	1,146,893
5% 2/15/48	2,000,000	2,081,220
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	979,264
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,400,000	1,488,634
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34	445,000	506,285
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	1,995,000	2,281,422

TOTAL OHIO		21,405,694

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/28	1,000,000	1,189,370
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	811,636
5% 10/1/39	150,000	167,766
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,930,685
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,466,847

TOTAL OKLAHOMA		5,566,304

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,450
Pennsylvania - 5.1%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,196,085
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	620,715
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2017, 5% 5/1/47	4,920,000	5,585,528
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350,000	394,422
5% 6/1/22	500,000	576,405
5% 6/1/23	500,000	586,320
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585,000	2,958,843
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/41	1,000,000	1,109,100
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	686,592
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	80,000	92,240
5% 10/1/25	1,045,000	1,186,671
Series 2016 A:
5% 10/1/28	1,515,000	1,695,512
5% 10/1/36	1,140,000	1,231,200
5% 10/1/40	700,000	753,214
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745,000	835,190
Series 2016 A, 5% 8/15/46	5,125,000	5,669,890
Pennsylvania Gen. Oblig. Series 2016:
5% 2/1/23	2,665,000	3,132,121
5% 2/1/24	3,000,000	3,573,750
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016, 5% 5/1/28	500,000	588,595
Philadelphia Gas Works Rev.:
Series 2016, 5% 10/1/20	695,000	767,426
Series 9:
5.25% 8/1/40	490,000	527,323
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	310,000	347,305
5% 10/1/19	310,000	333,842
Philadelphia School District Series 2016 D:
5% 9/1/25	8,790,000	10,015,590
5% 9/1/26	9,180,000	10,449,410
5% 9/1/27	9,690,000	11,186,524
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/36	4,000,000	4,028,840

TOTAL PENNSYLVANIA		70,128,653

Rhode Island - 1.1%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/21	3,000,000	3,399,000
5% 6/15/22	5,000,000	5,808,050
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	140,000	158,183
5% 9/1/36	1,400,000	1,554,028
Series 2016:
5% 5/15/34	1,000,000	1,088,850
5% 5/15/39	1,000,000	1,078,770
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2017 A, 5% 9/1/29	1,525,000	1,890,360

TOTAL RHODE ISLAND		14,977,241

South Carolina - 2.8%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20	735,000	809,037
Horry County School District (South Carolina Gen. Oblig. Proj.) Series 2016, 5% 3/1/23	1,490,000	1,775,067
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/23	1,000,000	1,192,500
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,648,472
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,605,072
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (c)	5,215,000	5,820,044
Series 2015, 5.25% 7/1/55 (c)	6,000,000	6,667,380
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	2,500,000	2,764,900
Series 2013 E, 5.5% 12/1/53	6,100,000	6,853,045
Series 2014 A:
5% 12/1/49	1,340,000	1,450,068
5.5% 12/1/54	2,500,000	2,830,375
Series 2014 C, 5% 12/1/46	720,000	784,382
Series 2015 A, 5% 12/1/50	2,175,000	2,374,796
Series 2015 E, 5.25% 12/1/55	1,100,000	1,225,356
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	600,000	717,666

TOTAL SOUTH CAROLINA		38,518,160

Tennessee - 0.1%
Jackson Hosp. Rev. 5.75% 4/1/41	270,000	277,079
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)	1,600,000	1,785,200

TOTAL TENNESSEE		2,062,279

Texas - 10.4%
Aledo Independent School District Series 2016, 5% 2/15/43	1,500,000	1,731,690
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (c)	500,000	583,470
5% 11/15/39 (c)	1,700,000	1,905,530
5% 11/15/44 (c)	4,405,000	4,904,175
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,045,340
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	1,400,000	1,650,194
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300,000	1,524,809
5% 1/1/31	475,000	545,775
5% 1/1/45	1,000,000	1,122,670
Series 2016:
5% 1/1/40	1,000,000	1,132,580
5% 1/1/46	685,000	770,974
Comal County Tex Series 2017, 4% 2/1/23	1,660,000	1,873,410
Comal Independent School District 5.25% 2/1/23	35,000	35,741
Corpus Christi Util. Sys. Rev. 5% 7/15/23	1,600,000	1,846,352
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	1,100,000	1,259,808
Series 2016, 5% 2/15/27	795,000	977,039
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	700,000	831,383
Dallas County Cmnty. College Series 2016, 5% 2/15/26	10,040,000	12,454,218
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	400,000	444,964
Series 2012 H, 5% 11/1/42 (c)	1,000,000	1,112,840
Series 2014 D, 5% 11/1/23 (c)	575,000	682,824
Dallas Independent School District Bonds Series 2016 B6, 5%, tender 2/15/22 (b)	825,000	948,742
Frisco Independent School District Series 2008 A, 6% 8/15/33 (Pre-Refunded to 8/15/18 @ 100)	1,200,000	1,263,312
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	250,006
5.25% 10/1/51	8,500,000	9,832,035
5.5% 4/1/53	1,000,000	1,140,840
Harris County Gen. Oblig. Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	877,290
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (c)	1,250,000	1,389,888
Series 2012 A, 5% 7/1/23 (c)	600,000	684,996
Houston Independent School District Series 2017, 5% 2/15/35	700,000	835,170
Lewisville Independent School District 0% 8/15/19	2,340,000	2,286,999
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,000,000	1,196,700
5% 11/1/28 (c)	3,325,000	3,913,625
Series 2017:
5% 11/1/22 (c)	750,000	874,890
5% 11/1/23 (c)	1,100,000	1,303,423
5% 11/1/29 (c)	1,250,000	1,478,150
5% 11/1/36 (c)	1,000,000	1,147,330
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/27	720,000	848,326
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,395,911
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	1,465,000	1,570,553
Series 2009, 6.25% 1/1/39	335,000	357,324
Series 2011 A:
5.5% 9/1/41	2,300,000	2,666,528
6% 9/1/41	1,200,000	1,420,128
Series 2011 D, 5% 9/1/28	2,300,000	2,636,881
Series 2014 A:
5% 1/1/23	400,000	470,448
5% 1/1/25	1,000,000	1,187,600
Series 2015 A, 5% 1/1/32	655,000	754,612
Series 2015 B, 5% 1/1/40	2,000,000	2,248,320
Series 2016 A, 5% 1/1/36	1,250,000	1,439,613
6% 1/1/24	230,000	234,752
Northside Independent School District Bonds 2%, tender 6/1/21 (b)	495,000	504,727
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (c)	2,505,000	2,512,239
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	800,000	995,864
Series 2016, 5% 2/1/21	1,225,000	1,387,435
San Antonio Independent School District Series 2016, 5% 8/15/31	850,000	1,018,589
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,326,217
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	509,122
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	658,025
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/25	165,000	201,001
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/23	4,580,000	5,471,543
Series 2017 A, 5% 10/1/33	2,700,000	3,272,589
Series 2017 B:
5% 10/1/31	10,000,000	12,281,100
5% 10/1/36	400,000	480,476
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	77,006
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,363,560
Series 2013, 6.75% 6/30/43 (c)	2,400,000	2,739,000
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	1,280,000	1,574,131
5% 3/15/29	1,035,000	1,262,855
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	3,170,000	3,904,235
5% 2/15/32	1,505,000	1,768,495
5% 2/15/33	2,500,000	2,925,225
5% 2/15/34	1,000,000	1,165,950
5% 2/15/35	1,000,000	1,163,480
5% 2/15/36	2,000,000	2,322,020
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	5,000,000	5,947,250
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D, 5% 8/15/21	935,000	1,075,671
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	395,000	478,001

TOTAL TEXAS		143,475,984

Utah - 1.3%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (c)	400,000	464,392
5% 7/1/27 (c)	1,645,000	2,002,393
5% 7/1/29 (c)	700,000	838,495
5% 7/1/30 (c)	500,000	594,140
5% 7/1/31 (c)	600,000	708,984
5% 7/1/32 (c)	700,000	822,521
5% 7/1/33 (c)	800,000	935,528
5% 7/1/34 (c)	700,000	814,674
5% 7/1/35 (c)	800,000	928,832
5% 7/1/36 (c)	1,100,000	1,274,086
5% 7/1/37 (c)	800,000	925,136
5% 7/1/42 (c)	4,800,000	5,519,952
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	939,148
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,244,952

TOTAL UTAH		18,013,233

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	600,000	627,420
5% 10/15/46	1,000,000	1,041,850

TOTAL VERMONT		1,669,270

Virginia - 1.2%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,419,000
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	120,000	121,878
5% 6/15/30	400,000	456,180
5% 6/15/33	425,000	475,970
5% 6/15/34	805,000	896,327
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/38	9,200,000	11,084,068
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	575,675
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,122,380

TOTAL VIRGINIA		16,151,478

Washington - 3.6%
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	780,000	827,011
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/30 (c)	1,000,000	1,171,480
Series 2016:
5% 2/1/25	500,000	608,185
5% 2/1/30	1,000,000	1,188,580
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (c)	560,000	643,983
Seattle Gen. Oblig. Series 2016 A, 5% 4/1/24	4,990,000	6,078,968
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,737,390
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	670,000	781,334
5% 2/1/34	1,000,000	1,162,470
Series 2017 D:
5% 2/1/33	900,000	1,074,006
5% 2/1/36	10,000,000	11,832,200
Series R 2017 A, 5% 8/1/33	6,115,000	7,263,703
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,175,328
Series R-2015 B, 5% 7/1/24	1,000,000	1,220,870
Series R-2017 A:
5% 8/1/27	400,000	493,884
5% 8/1/28	400,000	489,484
5% 8/1/30	400,000	481,892
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,151,920
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,099,320
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,509,735
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,536,164
Series 2015, 5% 1/1/27	700,000	823,795
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/36	1,000,000	1,119,030
5% 10/1/40	570,000	631,309

TOTAL WASHINGTON		49,102,041

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (b)(c)	1,360,000	1,350,684
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,060,970
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,234,002

TOTAL WEST VIRGINIA		3,645,656

Wisconsin - 0.6%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (a)	300,000	326,223
5% 5/15/28 (a)	300,000	329,589
5.25% 5/15/37 (a)	80,000	86,477
5.25% 5/15/42 (a)	100,000	107,350
5.25% 5/15/47 (a)	95,000	101,513
5.25% 5/15/52 (a)	185,000	196,925
Series 2017 B-1 3.95% 11/15/24 (a)	80,000	81,432
Series 2017 B-2, 3.5% 11/15/23 (a)	105,000	105,957
Series 2017 B-3, 3% 11/15/22 (a)	145,000	145,432
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	1,100,000	1,160,489
5% 1/1/42	900,000	943,515
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	510,000	508,205
Series 2016 A, 5% 2/15/42	1,000,000	1,099,750
Series 2016, 5% 2/15/29	435,000	503,417
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	542,290
5.75% 7/1/30	500,000	552,055
Series 2013 B, 5% 7/1/36	925,000	1,021,866
Series 2012, 5% 6/1/27	300,000	330,738

TOTAL WISCONSIN		8,143,223

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,823,335
TOTAL MUNICIPAL BONDS
(Cost $1,301,343,099)		1,347,937,327

Municipal Notes - 0.2%
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.07% 8/7/17 (Liquidity Facility Barclays Bank PLC) (b)(f)
(Cost $1,900,000)	1,900,000	1,900,000
	Shares	Value

Money Market Funds - 0.5%
Fidelity Municipal Cash Central Fund, 0.86% (g)
(Cost $6,998,100)	6,998,100	6,998,100
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $1,310,241,199)		1,356,835,427
NET OTHER ASSETS (LIABILITIES) - 1.5%		21,342,730
NET ASSETS - 100%		$1,378,178,157

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,918,491 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$55,833
Total	$55,833

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,349,837,327	$--	$1,349,837,327	$--
Money Market Funds	6,998,100	6,998,100	--	--
Total Investments in Securities:	$1,356,835,427	$6,998,100	$1,349,837,327	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,309,844,098. Net unrealized appreciation aggregated $46,991,329, of which $53,775,347 related to appreciated investment securities and $6,784,018 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017